Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 17,973	$ 2,570	¥ 13,621
Allowance for credit losses	(5,001)	(715)	(3,517)	$ (503)	¥ (3,176)	¥ (2,554)
Accounts receivable, net	¥ 12,972	$ 1,855	¥ 10,104